DEAN WITTER MARKET LEADER TRUST Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1998

DEAR SHAREHOLDER:

The weakening Asian economies and their potential impact on leading U.S. companies was of primary concern over the past six months. Indeed, the October 1997 market decline and weakness in the technology sector were prompted by fears that exports, as well as domestic consumption and earnings, would be adversely affected by slower Asian economic activity. The stock market rose in February when it became apparent that the impact on U.S. companies was not likely to be as harsh as many observers had previously thought.

PERFORMANCE

On July 28, 1997 Dean Witter Market Leader Trust began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer 1997.

For the six-month period ended February 28, 1998, the Fund's Class B shares posted a total return of 9.77 percent versus 17.60 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 14.69 percent for the Lipper Analytical Services Inc. Growth Funds Index. For the same period the Fund's Class A, C and D shares posted total returns of 10.10 percent, 9.81 percent and 10.29 percent, respectively.

The Fund's underperformance over the past six months relative to its benchmarks is attributable primarily to the fact that the portfolio was not fully invested for much of the period. Performance of the Fund's four share classes varies because of differing sales charges and expenses.

THE PORTFOLIO

Over the past six months the Fund went from 70 percent invested to fully invested, taking advantage of the October market weakness. The sectors with the heaviest exposure were technology (28.5 percent of net assets), financial services (15.2 percent) and energy (12.9 percent), principally oil service companies. Companies in these areas have been increasing

DEAN WITTER MARKET LEADER TRUST
revenues and earnings considerably faster than the broader market. In addition, many of these companies have been selling at attractive prices based not only on their past performance, but also on their expected future growth. (Investors should realize that past performance, while potentially providing insight into a company's intrinsic value, does not guarantee future returns.)

In the financial services area a number of brokerage firm stocks were purchased in anticipation of continuing industry consolidation and strong earnings growth. These companies have performed well and are expected to outperform the broader S&P 500 as long as the environment for the capital markets and money flows to mutual funds remains positive. Brokerage companies in the portfolio include Merrill Lynch & Co., Inc., Paine Webber Group, Inc., Lehman Brothers Holdings, Inc. and Legg Mason, Inc. Other significant holdings in finance include American International Group, Inc., Chase Manhattan Corp., Fannie Mae and Providian Financial Corp.

Fund performance lagged in the fall of 1997 because of heavy overweighting in technology and international exposure, both of which fell under the Asian cloud of uncertainty. Previously, the market was willing to pay a premium for high quality companies with substantial multinational activities. However, this autumn decline did not discriminate between heavy Asian exposure and diversified international exposure with modest business in Asia.

In the latter part of the six-month period under review the rebound from the earlier decline turned out to be a significant factor in the Fund's strong performance in February. In mid-February, when technology was performing well and top energy companies were making new intermediate lows, exposure was increased to the energy sector with special emphasis in the oil service area. In this group substantial additions were made in Schlumberger, Ltd., Noble Drilling Corp. and Halliburton Co., as well as producers such as Chevron Corp. and YPF Sociedad Anonima. At the same time the portfolio's weighting in technology was slightly reduced, not because of diminished future growth, but because of price appreciation in a heavily overweighted sector. The Fund's technology holdings include Cisco Systems, Inc., Intel Corp. and Gateway 2000, Inc. In late February and early March, as the technology sector began to weaken, the energy sector's new-found strength helped maintain and increase the Fund's net asset value.

OUTLOOK

Over the next six months the U.S. economy is expected to continue to expand somewhat faster than many observers currently forecast. Also, earnings, while growing slower than last year, are expected to increase about five percent.

DEAN WITTER MARKET LEADER TRUST

We believe that the companies held in the Fund's portfolio will continue to expand not only their revenues and earnings, but also their market share in either today's favorable economic environment or, if conditions change, in a less favorable climate. Accordingly, the Fund's strategy going forward is to continue to invest in companies that expected to grow substantially faster than the S&P 500, paying only slightly more in terms of price-to-earnings ratios or cash flow multiples for leading U.S. and global companies. We believe this will result in a high-quality portfolio with a potentially attractive risk profile relative to the broader market.

We appreciate your support of Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER MARKET LEADER TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (95.3%)
            Aircraft & Aerospace (1.3%)
  35,000    Boeing Co. ..................  $  1,898,750
                                           ------------

            Banks (5.3%)
  25,000    Chase Manhattan Corp. .......     3,101,562
  19,000    Citicorp.....................     2,517,500
   7,000    Wells Fargo & Co. ...........     2,254,000
                                           ------------
                                              7,873,062
                                           ------------
            Building Materials (0.7%)
  20,000    Masco Corp. .................     1,087,500
                                           ------------

            Computer Software & Services
            (9.0%)
  85,000    Checkfree Holding*...........     1,843,437
  66,000    Cisco Systems, Inc.*.........     4,347,750
  17,000    Computer Sciences Corp.*.....     1,779,687
  35,000    Electronics for Imaging,
             Inc.*.......................       772,187
  85,000    First Data Corp. ............     2,890,000
  20,000    Microsoft Corp.*.............     1,695,000
                                           ------------
                                             13,328,061
                                           ------------
            Computers (9.1%)
 112,000    COMPAQ Computer Corp. .......     3,591,000
  20,000    EMC Corp.*...................       765,000
  85,000    Gateway 2000, Inc.*..........     3,740,000
  33,000    Hewlett-Packard Co. .........     2,211,000
  30,000    International Business
             Machines Corp. .............     3,133,125
                                           ------------
                                             13,440,125
                                           ------------
            Drugs & Healthcare (14.2%)
  45,000    Agouron Pharmaceuticals,
             Inc.*.......................     1,659,375
  30,000    American Home Products
             Corp. ......................     2,812,500
  45,000    Amgen Inc.*..................     2,390,625
  20,000    Bristol-Myers Squibb Co. ....     2,003,750
  35,000    Centocor, Inc.*..............     1,260,000
  25,000    Intelligent Polymers Ltd.
             (Units)++*..................       643,750
  50,000    Johnson & Johnson............     3,775,000
  33,000    Merck & Co., Inc. ...........     4,209,562
  25,000    Pfizer, Inc. ................     2,212,500
                                           ------------
                                             20,967,062
                                           ------------
            Electrical Equipment (0.8%)
  30,000    General Signal Corp. ........     1,218,750
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Electronics - Semiconductors/
             Components (7.0%)
  85,000    DII Group, Inc.*.............  $  2,252,500
  47,000    Intel Corp. .................     4,212,375
  30,000    Photronics, Inc.*............       873,750
  30,000    Texas Instruments, Inc. .....     1,736,250
  25,000    Vitesse Semiconductor
             Corp.*......................     1,268,750
                                           ------------
                                             10,343,625
                                           ------------
            Financial Services (6.9%)
  32,000    Fannie Mae...................     2,042,000
  40,000    Hambrecht & Quist Group*.....     1,285,000
  10,933    Legg Mason, Inc. ............       653,247
  20,000    Lehman Brothers Holdings,
             Inc.........................     1,261,250
  20,000    Merrill Lynch & Co., Inc. ...     1,431,250
  45,000    Paine Webber Group, Inc. ....     1,890,000
  30,000    Providian Financial Corp. ...     1,702,500
                                           ------------
                                             10,265,247
                                           ------------
            Foods (0.2%)
   8,200    Keebler Foods Co.*...........       257,275
                                           ------------

            Insurance (2.2%)
  27,000    American International Group,
             Inc. .......................     3,245,063
                                           ------------

            Machinery (2.0%)
  95,000    JLG Industries, Inc. ........     1,484,375
  50,000    Roper Industries, Inc. ......     1,453,125
                                           ------------
                                              2,937,500
                                           ------------
            Medical Products & Supplies
            (1.5%)
  70,000    U.S. Surgical Corp. .........     2,143,750
                                           ------------

            Metals & Mining (3.0%)
  50,000    Nucor Corp. .................     2,575,000
  30,000    Phelps Dodge Corp. ..........     1,905,000
                                           ------------
                                              4,480,000
                                           ------------
            Natural Gas (0.4%)
   8,000    Anardarko Petroleum Corp. ...       516,000
                                           ------------

            Oil & Gas (4.2%)
  20,000    Chevron Corp. ...............     1,622,500
  45,000    Snyder Oil Corp. ............       838,125
  35,000    Sun Co., Inc. ...............     1,397,813
  30,000    Unocal Corp. ................     1,130,625
  40,000    YPF Sociedad Anonima (ADR)
             (Argentina).................     1,265,000
                                           ------------
                                              6,254,063
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Oil Drilling & Services (8.3%)
     700    Dril-Quip, Inc. .............  $     21,263
  50,000    Global Marine, Inc.*.........     1,159,375
  44,000    Halliburton Co. .............     2,046,000
  75,000    Noble Drilling Corp.*........     2,128,125
  60,000    Rowan Companies, Inc.*.......     1,691,250
  35,000    Schlumberger, Ltd. ..........     2,638,125
  60,000    Tidewater, Inc. .............     2,670,000
                                           ------------
                                             12,354,138
                                           ------------
            Real Estate Investment Trust
            (0.8%)
  50,000    Patriot American Hospitality,
             Inc. .......................     1,250,000
                                           ------------
            Restaurants (2.4%)
  65,000    McDonald's Corp. ............     3,558,750
                                           ------------

            Retail (8.2%)
  70,000    Cendant Corp.*...............     2,625,000
  25,000    Consolidated Stores Corp.*...     1,028,125
  94,000    Proffitt's, Inc.*............     3,184,250
  70,000    Rite Aid Corp. ..............     2,266,250
  80,000    TJX Companies, Inc. .........     3,090,000
                                           ------------
                                             12,193,625
                                           ------------
            Telecommunications (6.2%)
  30,000    ICG Communications, Inc.*....     1,005,000
 100,000    Intelect Communications,
             Inc. .......................       662,500
  29,000    Motorola, Inc. ..............     1,616,750
  60,000    Nextel Communications, Inc.
             (Class A)*..................     1,770,000
  25,000    Nokia Corp. (ADR)
             (Finland)...................     2,518,750
  13,000    Telecomunicacoes Brasileiras
             S.A. (TELEBRAS) (ADR)
             (Brazil)....................     1,591,688
                                           ------------
                                              9,164,688
                                           ------------
            Utilities - Gas (1.6%)
  26,000    Sonat, Inc. .................     1,121,250
  40,000    Williams Companies, Inc. ....     1,307,500
                                           ------------
                                              2,428,750
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $124,125,167)................   141,205,784
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (a)
            (7.0%)
            COMMERCIAL PAPER
            Banks - Commercial (3.6%)
$  5,400    Bank of New York Co., Inc.
             5.61% due 03/02/98..........  $  5,399,159
                                           ------------

            U.S. GOVERNMENT AGENCY (3.4%)
   5,000    Federal Home Loan Mortgage
             Corp. 5.45% due 03/05/98....     4,996,972
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Amortized Cost
             $10,396,131)................    10,396,131
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $134,521,298)
(b)..............................  102.3%   151,601,915


 LIABILITIES IN EXCESS OF
 CASH AND OTHER ASSETS...........   (2.3)    (3,377,781)
                                     ----  ------------


NET ASSETS.......................  100.0%  $148,224,134
                                   =====   ============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
++ Consists of one or more classes of securities traded together as a unit; common stocks with attached warrants.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $19,447,267 and the aggregate gross unrealized depreciation is
     $2,366,650, resulting in net unrealized
     appreciation of $17,080,617.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $134,521,298)..........  $151,601,915
Cash.....................................        99,781
Receivable for:
    Investments sold.....................       851,747
    Shares of beneficial interest sold...       356,871
    Dividends............................        96,655
Receivable from affiliate................         8,305
Deferred organizational expenses.........        68,303
Prepaid expenses and other assets........       106,772
                                           ------------
    TOTAL ASSETS.........................   153,190,349
                                           ------------
LIABILITIES:
Payable for:
    Investments purchased................     4,347,938
    Shares of beneficial interest
     repurchased.........................       322,655
    Plan of distribution fee.............       112,399
    Investment management fee............        85,428
Organizational expenses..................        11,386
Accrued expenses and other payables......        86,409
                                           ------------
    TOTAL LIABILITIES....................     4,966,215
                                           ------------
    NET ASSETS...........................  $148,224,134
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $131,871,689
Net unrealized appreciation..............    17,080,617
Net investment loss......................      (363,067)
Accumulated net realized loss............      (365,105)
                                           ------------
    NET ASSETS...........................  $148,224,134
                                           ============
CLASS A SHARES:
Net Assets...............................      $456,226
Shares Outstanding (unlimited authorized,
 $.01 par value).........................        38,746
    NET ASSET VALUE PER SHARE............        $11.77
                                                 ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value)........................        $12.42
                                                 ======
CLASS B SHARES:
Net Assets...............................  $145,106,097
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    12,339,810
    NET ASSET VALUE PER SHARE............        $11.76
                                                 ======
CLASS C SHARES:
Net Assets...............................      $985,560
Shares Outstanding (unlimited authorized,
 $.01 par value).........................        83,894
    NET ASSET VALUE PER SHARE............        $11.75
                                                 ======
CLASS D SHARES:

Net Assets...............................    $1,676,251
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       142,348
    NET ASSET VALUE PER SHARE............        $11.78
                                                 ======
STATEMENT OF OPERATIONS
For the six months ended February 28, 1998
 (unaudited)

NET INVESTMENT INCOME:

INCOME
Interest.................................  $    559,225
Dividends................................       423,180
                                           ------------

    TOTAL INCOME.........................       982,405
                                           ------------
EXPENSES
Plan of distribution fee (Class A
 shares).................................           478
Plan of distribution fee (Class B
 shares).................................       636,997
Plan of distribution fee (Class C
 shares).................................         3,609
Investment management fee................       483,530
Transfer agent fees and expenses.........        83,427
Registration fees........................        52,083
Professional fees........................        37,134
Shareholder reports and notices..........        22,838
Custodian fees...........................         8,388
Organizational expenses..................         8,140
Trustees' fees and expenses..............         8,078
Other....................................           764
                                           ------------

    TOTAL EXPENSES.......................     1,345,466
                                           ------------

    NET INVESTMENT LOSS..................      (363,061)
                                           ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain........................           209
Net change in unrealized appreciation....    12,868,741
                                           ------------

    NET GAIN.............................    12,868,950
                                           ------------

NET INCREASE.............................  $ 12,505,889
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                           FOR THE PERIOD
                                                         FOR THE SIX       APRIL 28, 1997*
                                                        MONTHS ENDED           THROUGH
                                                      FEBRUARY 28, 1998   AUGUST 31, 1997**
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)........................    $   (363,061)       $    322,836
Net realized gain...................................             209             434,680
Net change in unrealized appreciation...............      12,868,741           4,211,876
                                                        ------------        ------------

    NET INCREASE....................................      12,505,889           4,969,392
                                                        ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares..................................          (2,346)             --
    Class B shares..................................        (371,207)             --
    Class C shares..................................          (3,451)             --
    Class D shares..................................          (1,350)             --

Net realized gain
    Class A shares..................................          (2,408)             --
    Class B shares..................................        (791,200)             --
    Class C shares..................................          (5,176)             --
    Class D shares..................................          (1,210)             --
                                                        ------------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............      (1,178,348)             --
                                                        ------------        ------------

Net increase from transactions in shares of
 beneficial interest................................      28,987,273         102,839,928
                                                        ------------        ------------

    NET INCREASE....................................      40,314,814         107,809,320

NET ASSETS:
Beginning of period.................................     107,909,320             100,000
                                                        ------------        ------------
    END OF PERIOD
    (Including a net investment loss of $363,067 and
    undistributed net investment income of $378,348,
    respectively)...................................    $148,224,134        $107,909,320
                                                        ============        ============

---------------------

 * Commencement of operations.
** Class A, Class C and Class D shares were issued July 28, 1997.



        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 28, 1997. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998, (unaudited) continued

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998, (unaudited) continued

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $82,100 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders and the preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998, (unaudited) continued

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there in no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,009,023 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $170,966 and $425, respectively and received $5,737 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1998 aggregated $83,740,116 and $26,844,139, respectively.

For the six months ended February 28, 1998, the Fund incurred $30,920 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended February 28, 1998, the Fund incurred brokerage commissions of $3,450 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1998, (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                  FOR THE PERIOD
                                                                    FOR THE SIX                  APRIL 28, 1997*
                                                                    MONTHS ENDED                     THROUGH
                                                                 FEBRUARY 28, 1998              AUGUST 31, 1997**
                                                              ------------------------       ------------------------
                                                                    (unaudited)
                                                                SHARES       AMOUNT           SHARES        AMOUNT
                                                              ----------   -----------       ---------   ------------
CLASS A SHARES
Sold........................................................      11,885   $   132,111          26,664   $    291,830
Reinvestment of dividends and distributions.................         356         3,757              --             --
Redeemed....................................................        (159)       (1,746)             --             --
                                                              ----------   -----------       ---------   ------------
Net increase - Class A......................................      12,082       134,122          26,664        291,830
                                                              ----------   -----------       ---------   ------------
CLASS B SHARES
Sold........................................................   3,319,894    36,727,798       10,228,061   105,571,003
Reinvestment of dividends and distributions.................     103,104     1,088,780              --             --
Redeemed....................................................  (1,010,834)  (11,095,394)       (310,415)    (3,349,122)
                                                              ----------   -----------       ---------   ------------
Net increase - Class B......................................   2,412,164    26,721,184       9,917,646    102,221,881
                                                              ----------   -----------       ---------   ------------
CLASS C SHARES
Sold........................................................      59,620       663,826          30,204        330,257
Reinvestment of dividends and distributions.................         801         8,447              --             --
Redeemed....................................................      (5,459)      (58,890)         (1,272)       (14,053)
                                                              ----------   -----------       ---------   ------------
Net increase - Class C......................................      54,962       613,383          28,932        316,204
                                                              ----------   -----------       ---------   ------------
CLASS D SHARES
Sold........................................................     141,393     1,518,200             919         10,013
Reinvestment of dividends and distributions.................          36           384              --             --
                                                              ----------   -----------       ---------   ------------
Net increase - Class D......................................     141,429     1,518,584             919         10,013
                                                              ----------   -----------       ---------   ------------
Net increase in Fund........................................   2,620,637   $28,987,273       9,974,161   $102,839,928
                                                              ==========   ===========       =========   ============

---------------------
 * Commencement of operations.
** For Class A, C, and D shares, for the period July 28, 1997 (issue date) through August 31, 1997.

6. FEDERAL INCOME TAX STATUS

At August 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER MARKET LEADER TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                                  FOR THE SIX        APRIL 28, 1997*
                                                                 MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 1998++   AUGUST 31, 1997**
-----------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $10.81               $10.00
                                                                     ------               ------
Net investment income (loss)................................          (0.03)                0.04
Net realized and unrealized gain............................           1.07                 0.77
                                                                     ------               ------
Total from investment operations............................           1.04                 0.81
                                                                     ------               ------
Less dividends and distributions from:
   Net investment income....................................          (0.03)                  --
   Net realized gain........................................          (0.06)                  --
                                                                     ------               ------
Total dividends and distributions...........................          (0.09)                  --
                                                                     ------               ------
Net asset value, end of period..............................         $11.76               $10.81
                                                                     ======               ======
TOTAL INVESTMENT RETURN+....................................           9.77%(1)             8.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           2.09%(2)             2.34%(2)(3)
Net investment income (loss)................................          (0.57)%(2)            1.21%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $145,106             $107,298
Portfolio turnover rate.....................................             24%(1)               22%(1)
Average commission rate paid................................        $0.0531              $0.0541

---------------------
 *   Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.



                  SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

                                                                                     FOR THE PERIOD
                                                                  FOR THE SIX        JULY 28, 1997*
                                                                 MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 1998++    AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $10.82               $10.90
                                                                    -------              -------
Net investment income.......................................           0.01                 0.01
Net realized and unrealized gain (loss).....................           1.06                (0.09)
                                                                    -------              -------
Total from investment operations............................           1.07                (0.08)
                                                                    -------              -------
Less dividends and distributions from:
   Net investment income....................................          (0.06)                  --
   Net realized gain........................................          (0.06)                  --
                                                                    -------              -------
Total dividends and distributions...........................          (0.12)                  --
                                                                    -------              -------
Net asset value, end of period..............................        $ 11.77              $ 10.82
                                                                    =======              =======
TOTAL INVESTMENT RETURN+....................................          10.10%(1)            (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.34%(2)             1.89%(2)
Net investment income.......................................           0.17%(2)             1.30%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $456                 $288
Portfolio turnover rate.....................................             24%(1)               22%(1)
Average commission rate paid................................        $0.0531              $0.0541
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $10.81               $10.90
                                                                    -------              -------
Net investment income (loss)................................          (0.03)                0.01
Net realized and unrealized gain (loss).....................           1.07                (0.10)
                                                                    -------              -------
Total from investment operations............................           1.04                (0.09)
                                                                    -------              -------
Less dividends and distributions from:
   Net investment income....................................          (0.04)                  --
   Net realized gain........................................          (0.06)                  --
                                                                    -------              -------
Total dividends and distributions...........................          (0.10)                  --
                                                                    -------              -------
Net asset value, end of period..............................        $ 11.75              $ 10.81
                                                                    =======              =======

TOTAL INVESTMENT RETURN+....................................           9.81%(1)            (0.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           2.10%(2)             2.54%(2)
Net investment income (loss)................................          (0.64)%(2)            0.61%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $986                 $313
Portfolio turnover rate.....................................             24%(1)               22%(1)
Average commission rate paid................................        $0.0531              $0.0541

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.



                  SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MARKET LEADER TRUST

                                                                                     FOR THE PERIOD
                                                                  FOR THE SIX        JULY 28, 1997*
                                                                 MONTHS ENDED            THROUGH
                                                              FEBRUARY 28, 1998++    AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $10.82               $10.90
                                                                     ------               ------
Net investment income.......................................           0.01                 0.02
Net realized and unrealized gain (loss).....................           1.08                (0.10)
                                                                     ------               ------
Total from investment operations............................           1.09                (0.08)
                                                                     ------               ------
Less dividends and distributions from:
   Net investment income....................................          (0.07)                --
   Net realized gain........................................          (0.06)                --
                                                                     ------               ------
Total dividends and distributions...........................          (0.13)                --
                                                                     ------               ------
Net asset value, end of period..............................         $11.78               $10.82
                                                                     ======               ======
TOTAL INVESTMENT RETURN+....................................          10.29%(1)            (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           1.11%(2)             1.43%(2)
Net investment income.......................................           0.28%(2)             1.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $1,676                  $10
Portfolio turnover rate.....................................             24%(1)               22%(1)
Average commission rate paid................................        $0.0531              $0.0541

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.



                  SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherford Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
MARKET LEADER
TRUST
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Semiannual Report
February 28, 1998